Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	20,000,000	10,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	200,000,000	100,000,000	20,000,000
Common stock, shares issued (in shares)	31,881,306	29,892,806	5,688,927
Common stock, shares outstanding (in shares)	31,881,306	29,892,806	5,688,927